Note 04 - Management Report - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member]		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 7,088,000,000	€ 5,525,000,000	€ 5,644,000,000
Equity Origination		379,000,000	149,000,000	197,000,000
Debt Origination		1,542,000,000	1,119,000,000	1,146,000,000
Advisory		277,000,000	370,000,000	458,000,000
Origination and Advisory		2,198,000,000	1,638,000,000	1,801,000,000
Other		(3,000,000)	(144,000,000)	117,000,000
Total net revenues		9,283,000,000	7,019,000,000	7,561,000,000
Provision for credit losses		688,000,000	109,000,000	70,000,000
Noninterest expenses [Abstract]
Compensation and benefits		1,906,000,000	1,983,000,000	2,175,000,000
General and administrative expenses		3,493,000,000	4,237,000,000	4,134,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		14,000,000	169,000,000	199,000,000
Total noninterest expenses		5,413,000,000	6,389,000,000	6,509,000,000
Noncontrolling interests		11,000,000	20,000,000	24,000,000
Profit (loss) before income taxes		3,171,000,000	502,000,000	958,000,000
Total assets	[1]	573,673,000,000	501,774,000,000	458,464,000,000
Loans (gross of allowances for loan losses)		€ 69,309,000,000	€ 75,145,000,000	€ 64,944,000,000
Employees (full-time equivalent)		4,258	4,351	4,623

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.